Related Party Transactions - Additional Information - One S.r.l (Details) $ in Thousands, € in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Research and development, including related party expenses				$ 447		$ 108
Outstanding accrued expenses and remaining undiscounted payments, related parties				5,664		109
Consulting Agreement
Related Party Transaction [Line Items]
Research and development, including related party expenses						$ 300
Founder of One | Consulting Agreement
Related Party Transaction [Line Items]
Research and development, including related party expenses				300
Outstanding accrued expenses and remaining undiscounted payments, related parties				100
Founder of One | Consulting Agreement | Maximum
Related Party Transaction [Line Items]
Research and development, including related party expenses	$ 100		$ 100
Outstanding accrued expenses and remaining undiscounted payments, related parties	100			100
One S.r.l
Related Party Transaction [Line Items]
Outstanding accrued expenses and remaining undiscounted payments, related parties	$ 200
Equity interest acquired (as a percent)	10.00%
Payments related to acquisition	$ 2,800	€ 2.5		5,700	€ 5.0
One S.r.l | Maximum
Related Party Transaction [Line Items]
Outstanding accrued expenses and remaining undiscounted payments, related parties				$ 100
Notes payable	100
One S.r.l | Consulting Agreement
Related Party Transaction [Line Items]
Payments related to acquisition	2,900
One S.r.l | Royalty Expense
Related Party Transaction [Line Items]
Payments related to acquisition	$ 200		$ 100